COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-   COMMITMENTS AND CONTINGENT LIABILITIES

a.	As of December 31, 2016, the Company was not a party to any legal proceedings.

b.
The Company's research and development efforts have been partially financed through royalty-bearing programs sponsored by the IIA. In return for the IIA's participation, the Company is committed to pay royalties at a rate ranging from 3% to 5% of sales of the products whose research was supported by grants received from the IIA, up to 100% of the amount of such participation received linked to the U.S. dollar. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. As of December 31, 2016, the Company received total grants from the IIA in the amount of $5,545, including LIBOR interest.

The total amount of royalties charged to operations for the years ended December 31, 2016, 2015 and 2014, were approximately $130, $55 and $18, respectively. As of December 31, 2016, the Company's contingent liability for royalties, net of royalties paid or accrued, totaled approximately $1,469.

There were no research and development grants received from the IIA in the years ended December 31, 2016, 2015 and 2014.

c.
The Company's offices in Netanya, Israel, are leased under a non-cancelable operating lease expiring on January 31, 2018. In March 2017, subsequent to the balance sheet date, the Company extended the lease period until January 31, 2022. In addition, the Company's motor vehicles are leased under operating leases.

Annual minimum future rental commitments under these leases, at exchange rates in effect on December 31, 2016, are approximately as follows:

2017	$598
2018	148
2019	22

$768

Lease expenses for the years ended December 31, 2016, 2015 and 2014, were $707, $761 and $754, respectively.

d.
Floating charges have been recorded on all of the Company's assets and specific charges have been recorded on certain assets in respect of the Company's liabilities to its banks and other creditors, including its shareholders.

e.
The Company provides bank guarantees to its customers and others in the ordinary course of business. The guarantees which are provided to customers are to secure advances received at the commencement of a project or to secure performance of operational milestones. The total amount of bank guarantees provided to customers and others as of December 31, 2016, is approximately $633.